Putnam Investments
One Post Office Square
Boston, MA 02109
November 18, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam Absolute Return 500 Fund (the “Fund”), a series of Putnam Funds Trust (Securities Act Reg. No.
33-515 and Investment Company Act File No. 811-07513) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated February 28, 2015.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11077.

Very truly yours,
Adina Sweet-Vickery
cc:	Venice Monagan, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP